Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust VI
Prospectus Date	rr_ProspectusDate	Nov. 30, 2023
Document Created Date	dei_DocumentCreationDate	Nov. 30, 2023